Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-Sale Cost
Due within 1 year	¥ 3,275	[1]
Due after 1 year to 5 years	9,247	[1]
Due after 5 years	1,714	[1]
Equity securities	269,760	[1]
Available for Sale Securities, Acquisition Cost , Total	283,996	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year	3,027
Due after 1 year to 5 years	8,409
Due after 5 years	1,708
Equity securities	337,544
Available-for-sale Securities, Total	350,688
Held-to-Maturity Cost
Due within 1 year	41,736	[1]
Due after 1 year to 5 years	27,530	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	69,266	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	41,678
Due after 1 year to 5 years	27,596
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 69,274

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.